Financial liabilities on funding arrangements - Narrative (Details) £ in Thousands, $ in Millions	3 Months Ended
	Apr. 30, 2018 GBP (£)	Apr. 30, 2017 GBP (£)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 GBP (£)	Jan. 31, 2018 GBP (£)	Jan. 31, 2017 GBP (£)
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost				£ 3,231	£ 3,090	£ 5,919
Increase in fair value of financial liabilities for funding arrangements	£ 100	£ 200
Specified Regulatory Milestones
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost | $			$ 2.5